Geographic areas and major customers	12 Months Ended
Dec. 31, 2018
Geographic areas and major customers [Abstract]
Geographic areas and major customers
Note 13 - Geographic areas and major customers
A. Information on sales by geographic distribution:

The Company has one operating segment.
Sales are attributed to geographic distribution based on the location of the customer.

	Year ended December 31
	2016	2017	2018
	US$ thousands

North America	65,590	100,434	108,024
Europe	24,208	20,156	21,038
Asia-Pacific	10,549	5,100	4,691

	100,347	125,690	133,753

B. Sales to single customers exceeding 10% of sales (US$ thousands):

	Year ended December 31
	2016	2017	2018
	US$ thousands

Customer "A"	17,366	16,915	18,855
Customer "B"	*	*	14,506
Customer "C"	*	*	14,220
Customer "D"	*	25,888	*
Customer "E"	11,628	*	*

* Less than 10% of sales.

C. Major Customers - as percentage of net Accounts Receivable balance:
Accounts receivable from significant customers representing 10% or more of the net accounts receivable balance as of December 31, 2017 and 2018, consist of the following customers:

	Year ended December 31
	2017	2018
	Percentage

Customer 1	15%	22%
Customer 2	*	18%
Customer 3	*	10%
Customer 4	30%	*
Customer 5	22%	*

* Less than 10% of Trade accounts receivable, net.

D. Information on Long lived assets - Property, Plant and Equipment by geographic areas:
The following table presents the locations of the Company’s long lived assets - Property, Plant and Equipment as of December 31, 2017 and 2018:

	Year ended December 31
	2017	2018
	US$ thousands

North America	20	46
Europe	225	235
Israel	3,876	3,389

	4,121	3,670